RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 - Reconciliation of Net Assets Available for Benefits (Details) - EBP 017 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 68,067,406	$ 58,647,425
Less: Amounts allocated to participant withdrawals	(6,407)	(10,537)
Net assets available for benefits per Form 5500	$ 68,060,999	$ 58,636,888